Finance Lease Receivables - Disclosure of payments to received on finance lease receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
less: amount representing interest income	$ (31,157)
Finance Lease Receivable	91,927	$ 136,928	$ 1,158,384
Current Portion of Finance Lease Receivable	57,982	45,473
Long Term Portion of Finance Lease Receivable	33,945	$ 91,455
Year 1 [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Payments to be received on Finance Lease Receivables	57,982
Year 2 [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Payments to be received on Finance Lease Receivables	37,200
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Payments to be received on Finance Lease Receivables	$ 27,902